Accounts Receivable, Net	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 4 — ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	December 31, 2023	December 31, 2022
Accounts receivable	$6,463,697	$8,103,191
Less: allowance for credit losses	(688,880)	(1,028,126)
Accounts receivable, net	$5,774,817	$7,075,065

For the years ended December 31, 2023, 2022 and 2021, the Company recorded a provision for credit losses of $430,508, $759,707 and $72,688, respectively. For the years ended December 31, 2023, 2022 and 2021, the Company recorded a recovery of allowance for credit losses of $217,203, $nil and $nil, respectively.

Allowance for credit losses movement:

	December 31, 2023	December 31, 2022
Balance as of beginning	$1,028,126	$313,969
Provision	430,508	759,707
Recovery	(217,203)	-
Written off	(522,167)	(3,332)
Foreign exchange translation effect	(30,384)	(42,218)
Ending balance	$688,880	$1,028,126